UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

BNY Mellon Investment Funds VI
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Balanced Opportunity Fund

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Balanced Opportunity Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Balanced Opportunity Fund, covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Vassilis Dagioglu and Torrey Zaches, Asset Allocation Portfolio Managers, Brian Ferguson, James A. Lydotes, CFA and David Bowser, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, the BNY Mellon Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares, and Class Z shares produced total returns of -4.26%, -4.65%, -4.11%, -4.15%, -4.13% and -4.14%, respectively.1 In comparison, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of -2.10% and 5.40%, respectively, for the same period. 2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index produced a total return of 1.32% for the same period.4

Stocks lost value while bonds gained steadily over the reporting period, amid an environment of equity volatility and falling rates brought on by the COVID-19 pandemic. The fund underperformed the Customized Blended Index, partly due to a value tilt and an overweight to financials, materials and energy stocks in the equity portfolio and an underweight to Treasuries within the bond sleeve.

The Fund’s Investment Approach

The fund seeks high total return through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund varies the mix of stocks and bonds, but normally the fund allocates between 25% and 50% to fixed-income securities and between 75% and 50% to equities. The fund has appointed an asset allocation manager who will allocate fund assets among the fund’s equity portfolio managers and the fund’s fixed-income portfolio managers—based on an assessment of the relative return and risk of each asset class and an analysis of several factors, including general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

In the equity portion of the fund’s portfolio, we strive to create a broadly diversified blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds and money market instruments.

Geopolitics, Disease and Central Banks Influence Markets

Equity markets were affected by an array of geopolitical developments in late 2019, ranging from civil protests in Hong Kong to an impeachment inquiry against the U.S. president and the Brexit saga in the U.K. After alternating signs of progress and deterioration in the U.S./China trade dispute, the year concluded with President Trump indicating that he would

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

sign the first phase of a deal. Investor optimism helped fuel a rally that pushed U.S. equity indices to new record highs in December 2019.

Volatility reentered equity markets in January, due to concerns over the spread of COVID-19 and the resulting economic implications. Although some indices hit new record highs in early February 2020, investor sentiment shifted later in the month, due to increasing virus cases in the U.S. A sell-off began that accelerated through late March 2020, eliminating gains for many areas of the capital markets, and sending some equity indices into bear market territory. Asset valuations came under additional pressure from the Russia/Saudi Arabia oil conflict, which caused the price of oil to fall precipitously. The U.S. Federal Reserve (the “Fed”) cut rates twice in March 2020 in an effort to support the economy. Large numbers of people were laid off, after several states ordered non-essential businesses closed. A landmark $2 trillion-dollar stimulus deal was signed the final Friday in March, in an effort to provide much needed cash to households and loans to small businesses. Markets stabilized, and many indices gained ground in April and May 2020.

Areas of the bond market benefited from falling rates during the period. Concerns over slowing economic growth caused by the spread of COVID-19 and resulting lockdowns caused risk-asset spreads to widen in March. However, after stimulus efforts, valuations began to recover. Treasuries generally outperformed the broader market for the six months.

Asset Allocation, Stock and Bond Decisions Constrain Relative Results

The fund’s asset allocation strategy weighed on results during the period. The fund had a minor overweight allocation to equities, which lost value during the period, underperforming bonds. The fund had a relative underweight to bonds, which generally gained during the period amid the falling rate environment.

The equity portfolio underperformed its respective benchmark during the period. Allocation and security selection decisions detracted from relative returns. Positioning within the financials, materials and energy sectors created the largest headwind. Within financials, an overweight to the sector, which underperformed the broader market, worked to constrain returns. The portfolio was also overweight materials, which detracted. Stock selection within the sector also provided a headwind. In particular, agricultural chemical companies CF Industries Holdings and Mosaic were among the top individual detractors. An overweight to the energy sector also hurt results. Conversely, positioning within consumer staples and real estate were beneficial. An underweight to the consumer staples sector, along with successful stock positioning, bolstered results. Conagra Brands and PepsiCo were among the leading contributors for the six months. An underweight to the underperforming REITs industry within real estate was also helpful. The portfolio held a position in forestry REIT Weyerhaeuser, which was also among the top contributors.

Despite strong absolute returns, the fund’s bond portfolio lagged its index for the six months. The main driver of the underperformance was an underweight allocation to Treasuries, which outperformed the broader market during the period. The portfolio’s short duration positioning also hurt relative results, given the falling rate environment. The fund’s overweight positions to corporate debt and CMBS, which underperformed like-duration Treasuries, also constrained relative results. Conversely, the fund’s overweight position to mortgage-backed securities was beneficial, as were the fund’s credit selection results. The portfolio migrated to higher quality bonds during the period, which was helpful to performance during the periodic risk-off environments throughout the six months.

A Constructive Investment Posture

From an asset allocation perspective, we maintain neutral equity positioning. We believe the environment going forward may remain volatile given the unpredictability stemming from the COVID-19 pandemic. We currently maintain a slight underweight to bonds.

Within the fund’s stock portfolio, we maintain a positive outlook on equities despite the unexpected recession and recent volatility. We continue to look for attractive valuations and companies that we believe stand to benefit from the gradual reopening of the economy. We have recently added to our positions within the health care and information technology sectors. Within bonds, we maintain an underweight duration position. While we do not expect a dramatic uptick in rates, we believe there is interest-rate risk inherent in the market right now given the historically low rate environment, so are slightly defensive in our duration positioning. We have also increased our allocation to corporate debt and reduced our exposure to mortgage-backed securities.

June 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap, U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 The source for the Customized Blended Index is FactSet.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Balanced Opportunity Fund from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

Class A		Class C	Class I	Class J	Class Y	Class Z
Expense paid per $1,000†	$5.87	$9.52	$4.65	$4.65	$4.65	$4.99
Ending value (after expenses)	$957.40	$953.50	$958.90	$958.50	$958.70	$958.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

Class A		Class C	Class I	Class J	Class Y	Class Z
Expense paid per $1,000†	$6.06	$9.82	$4.80	$4.80	$4.80	$5.15
Ending value (after expenses)	$1,019.00	$1,015.25	$1,020.25	$1,020.25	$1,020.25	$1,019.90

†Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J, .95% for Class Y and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		232,191
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		265,185
				497,376
Asset-Backed Certificates - .7%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	212,314	[a]	212,445
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		520,416
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	395,000	[a]	398,944
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A2	2.19	9/20/2029	171,802	[a]	172,809
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	100,000	[a]	101,084
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	100,000	[a]	96,961
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	140,465	[a]	141,161
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	286,240	[a]	289,012
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		205,175
				2,138,007
Asset-Backed Ctfs./Auto Receivables - .7%
Ally Auto Receivables Trust, Ser. 2019-3, CI. A3	1.93	5/15/2024	330,000		336,899
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. A3	2.04	7/18/2022	142,605		143,007
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		172,925
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	29,715	[a]	29,775
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A4	2.21	9/15/2021	55,655	[a]	55,682
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		257,938
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	340,296
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	15,194	[a]	15,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Asset-Backed Ctfs./Auto Receivables - .7% (continued)
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	51,053
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	396,387
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	387,101
				2,186,311
Asset-Backed Ctfs./Credit Cards - .1%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	0.87	11/19/2025	425,000	[a,b]	424,290
Automobiles & Components - .1%
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	203,588
Banks - 2.6%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		206,454
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		239,491
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		114,396
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		61,446
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		284,361
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		75,341
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		218,527
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		352,824
Citigroup, Sr. Unscd. Notes	4.50	1/14/2022	180,000		190,296
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		319,512
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		272,512
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		253,551
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		214,645
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		284,649
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		216,261
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/2022	235,000		249,942
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	250,000		256,191
Kreditanstalt Fuer Wiederaufbau, Govt. Gtd. Notes	2.38	12/29/2022	565,000		595,466
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		93,382
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		331,836
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		83,946
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	2.32	1/20/2022	110,000	[b]	110,371
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		294,386
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		242,831

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Banks - 2.6% (continued)
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		267,146
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		210,335
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.96	11/29/2023	395,000	[b]	397,763
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	210,000		219,840
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		280,071
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		217,280
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		180,360
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		360,707
				7,696,119
Beverage Products - .3%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		209,362
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		124,466
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	235,000		244,147
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	130,000		141,393
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000		38,174
				757,542
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000	[a]	228,279
Chemicals - .2%
Air Products & Chemicals, Sr. Unscd. Notes	2.05	5/15/2030	235,000		243,999
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		238,709
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		163,090
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		74,839
				720,637
Collateralized Municipal-Backed Securities - .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[c]	662,185
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[c]	640,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Collateralized Municipal-Backed Securities - .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[c]	875,518
				2,178,390
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	358,926
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000		179,537
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000		144,956
				683,419
Commercial Mortgage Pass-Through Ctfs. - 2.1%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.25	12/15/2037	225,000	[a,b]	217,693
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		109,077
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		514,831
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		147,383
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	264,737
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		490,440
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		381,312
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/2048	555,000		590,888
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		259,305
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.88	6/15/2034	335,000	[a,b]	326,011
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.05	7/10/2046	220,000		235,576
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		237,792
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		320,493
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.45	12/22/2069	197,600	[a,b]	197,489
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	1.77	7/15/2058	250,000	[a,b]	249,300
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	1.68	1/21/2070	201,250	[a,b]	200,921

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.1% (continued)
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.13	1/17/2035	345,252	[a,b]	341,885
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	243,913	[a]	251,647
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	250,000	[a]	250,851
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		205,270
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		139,039
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	205,000		217,926
				6,149,866
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		122,045
Diversified Financials - .4%
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		137,508
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		195,198
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000	[a]	482,059
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	169,811
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		112,526
				1,097,102
Energy - 1.0%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	276,565
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000	[a]	284,600
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		66,397
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		333,168
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000		185,086
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000		182,026
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	225,000		239,969
Energy Transfer Operating, Gtd. Notes	5.95	10/1/2043	90,000		92,470
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000		192,448
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		137,368
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		156,013
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		265,046
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		113,774
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		228,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Energy - 1.0% (continued)
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		83,008
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000		289,977
				3,126,717
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000		105,955
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000		111,135
				217,090
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	3.80	10/22/2021	200,000		207,938
Foreign Governmental - .1%
Colombia, Sr. Unscd. Notes	4.50	3/15/2029	200,000		220,874
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		220,749
				441,623
Health Care - 1.5%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		240,450
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000	[a]	236,667
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		139,779
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000		268,136
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000		238,594
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	[a]	151,623
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	[a]	91,622
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	[a]	146,915
Cigna, Gtd. Notes	4.38	10/15/2028	295,000		346,812
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000		226,069
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	225,000		256,889
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000		450,816
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		189,451
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		85,334
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		146,610
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		66,979
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		124,692
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		69,122
Mylan, Gtd. Notes	3.15	6/15/2021	195,000		198,626
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		44,020
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		49,340
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		63,920
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	195,000		205,889

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
Health Care - 1.5% (continued)
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		167,512
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		208,122
				4,413,989
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	1.95	6/13/2022	140,000		144,163
Information Technology - .1%
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	110,000		149,343
Insurance - 1.1%
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		222,006
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000		495,111
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	265,879
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	145,000	[a]	149,275
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	227,752
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	215,018
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/2021	405,000	[a]	409,336
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	592,987
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	268,114
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	205,000	[a]	230,835
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	163,274
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		143,687
				3,383,274
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		230,670
Media - .5%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		212,000
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		357,690
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		312,477
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	294,785
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		60,048

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.5% (continued)
Media - .5% (continued)
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000	361,753
				1,598,753
Metals & Mining - .1%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000	83,649
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	75,000	74,800
				158,449
Municipal Securities - .8%
Arizona Department of Transportation State Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000	46,474
California, GO, Ser. A	2.38	10/1/2026	230,000	242,547
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000	40,000
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	26,122
Los Angeles Department of Water & Power System, Water and Power System Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000	177,876
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	119,395
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000	265,486
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	275,373
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000	13,404
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000	264,768
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	425,000	425,004
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	185,281
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	65,985
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	65,730
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	50,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.5% (continued)
Municipal Securities - .8% (continued)
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	138,436
				2,402,083
Real Estate - .6%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000	247,000
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000	190,732
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000	146,795
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000	234,954
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000	35,361
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000	84,175
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000	223,717
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000	41,431
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000	123,478
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a] 216,874
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000	234,015
				1,778,532
Retailing - .6%
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000	224,121
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	124,511
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000	111,970
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000	90,720
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000	378,778
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	285,476
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	270,000	306,637
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	303,254
				1,825,467
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Gtd. Notes	4.70	4/15/2025	225,000	[a] 247,058
Broadcom, Gtd. Notes	5.00	4/15/2030	230,000	[a] 254,789
				501,847
Supranational Bank - .5%
Asian Development Bank, Sr. Unscd. Notes	2.25	1/20/2021	315,000	318,845
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	178,914
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000	328,863
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	316,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.5% (continued)
Supranational Bank - .5% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000	328,882
				1,472,417
Technology Hardware & Equipment - .3%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000	142,056
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000	454,549
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a] 147,016
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	35,000	36,043
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	145,000	155,348
				935,012
Telecommunication Services - .8%
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	375,000	421,901
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000	106,107
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000	274,705
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000	105,455
Corning, Sr. Unscd. Notes	4.38	11/15/2057	110,000	122,068
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a] 212,729
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000	182,519
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000	[a] 294,052
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000	52,178
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000	162,740
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000	585,535
				2,519,989
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000	405,514
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000	228,469
FedEx, Gtd. Notes	4.40	1/15/2047	205,000	210,517
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000	156,918
				1,001,418
U.S. Government Agencies - .4%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000	456,487
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c,d] 607,747
				1,064,234
U.S. Government Agencies Mortgage-Backed - 8.4%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/25/2058	402,175	438,060

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
U.S. Government Agencies Mortgage-Backed - 8.4% (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/25/2058	194,485		208,372
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2	3.50	5/25/2029	165,000		176,640
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000		266,552
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000		262,326
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/2027			178,429	[c]	187,806
3.00%, 6/1/2031-12/1/2046			1,411,365	[c]	1,496,577
3.50%, 12/1/2041-8/1/2049			2,117,976	[c]	2,302,656
5.50%, 4/1/2022-1/1/2036			61,434	[c]	70,611
Federal National Mortgage Association:
2.50%, 9/1/2028-12/1/2031			836,918	[c]	879,910
3.00%, 6/1/2028-1/1/2059			4,809,938	[c]	5,104,211
3.50%, 8/1/2034-8/1/2056			5,296,708	[c]	5,668,365
4.00%, 7/1/2042-6/1/2047			1,840,715	[c]	2,021,444
4.50%, 2/1/2039-9/1/2049			2,249,949	[c]	2,484,159
5.00%, 8/1/2020-12/1/2048			613,194	[c]	691,706
5.50%, 9/1/2034-5/1/2039			49,684	[c]	56,417
8.00%, 3/1/2030			98	[c]	99
Government National Mortgage Association I:
5.50%, 4/15/2033			14,408		16,818
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			1,169,179		1,244,000
4.00%, 10/20/2047-1/20/2048			798,391		858,176
4.50%, 7/20/2048			471,420		510,973
				24,945,878
U.S. Treasury Securities - 2.3%
U.S. Treasury Bonds	2.88	5/15/2049	2,890,000		3,901,387
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	176,456	[e]	221,164
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	1,335,863	[e]	1,416,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.5% (continued)
U.S. Treasury Securities - 2.3% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	4/15/2024	957,029	[e]	991,350
U.S. Treasury Notes	1.50	1/15/2023	45,000		46,560
U.S. Treasury Notes	1.75	12/31/2024	110,000		117,350
U.S. Treasury Notes	2.63	12/15/2021	75,000		77,823
				6,771,709
Utilities - 1.2%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		153,844
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		106,753
Consolidated Edison Company of New York, Sr. Unscd. Debs, Ser. 20A	3.35	4/1/2030	170,000		190,260
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		183,910
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000	[d]	300,492
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		126,051
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		281,404
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		250,730
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		517,788
FirstEnergy, Sr. Unscd. Notes	2.05	3/1/2025	45,000		45,994
FirstEnergy, Sr. Unscd. Notes	2.65	3/1/2030	205,000		214,160
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		126,457
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		148,048
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		308,687
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		107,301
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	25,000		35,755
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000	[d]	42,471
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		270,989
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000		272,507
				3,683,601
Total Bonds and Notes (cost $82,598,319)			88,057,167
Description			Shares		Value ($)
Common Stocks - 60.5%
Advertising - .2%
Omnicom Group			8,581		470,153

Description	Shares	Value ($)
Common Stocks - 60.5% (continued)
Aerospace & Defense - 1.4%
L3Harris Technologies	14,641	2,920,147
Northrop Grumman	2,176	729,395
Raytheon Technologies	8,866	572,034
		4,221,576
Agriculture - .6%
Archer-Daniels-Midland	25,842	1,015,849
Philip Morris International	10,578	776,002
		1,791,851
Automobiles & Components - .3%
General Motors	34,746	899,226
Banks - 3.2%
Bank of America	93,494	2,255,075
Citigroup	45,440	2,177,030
JPMorgan Chase & Co.	52,554	5,114,030
		9,546,135
Beverage Products - .4%
CVS Health	5,669	371,716
PepsiCo	5,574	733,260
		1,104,976
Building Materials - .4%
Carrier Global	65,108	[f] 1,332,761
Chemicals - 2.3%
CF Industries Holdings	130,663	3,837,572
The Mosaic Company	30,445	368,080
Vulcan Materials	25,224	2,732,264
		6,937,916
Commercial & Professional Services - .3%
Square, Cl. A	11,393	[f] 923,744
Consumer Discretionary - 1.9%
Dolby Laboratories, Cl. A	6,586	399,968
Las Vegas Sands	57,008	2,732,964
Lennar, Cl. A	41,068	2,482,971
		5,615,903
Consumer Durables & Apparel - .1%
PVH	7,455	338,979
Consumer Staples - .1%
Colgate-Palmolive	5,551	401,504
Diversified Financials - 4.2%
Capital One Financial	10,965	746,059
LPL Financial Holdings	14,098	1,006,456
Morgan Stanley	73,839	3,263,684
State Street	11,841	721,827
The Charles Schwab	20,932	751,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.5% (continued)
Diversified Financials - 4.2% (continued)
The Goldman Sachs Group	18,233		3,582,602
Voya Financial	52,607		2,369,945
		12,442,241
Electronic Components - .3%
Quanta Services	22,442		828,783
Energy - 3.2%
Concho Resources	6,243		340,368
ConocoPhillips	12,998		548,256
Hess	68,430		3,248,372
Marathon Petroleum	79,226		2,784,002
NextEra Energy Partners	11,255		575,243
Phillips 66	18,739		1,466,514
Pioneer Natural Resources	7,345		672,802
		9,635,557
Food & Staples Retailing - .4%
Walmart	8,591		1,065,799
Food Products - .2%
Mondelez International, Cl. A	9,862		514,007
Food Service - .3%
McDonald's	5,167		962,715
Health Care - 9.6%
AbbVie	36,287		3,362,716
Alcon	29,184	[f]	1,854,351
Anthem	7,530		2,214,648
Becton Dickinson & Co.	8,758		2,162,613
Biogen	6,630	[f]	2,036,007
Bristol-Myers Squibb	33,605		2,006,891
Centene	7,963	[f]	527,549
Eli Lilly & Co.	12,236		1,871,496
Horizon Therapeutics	24,563	[f]	1,246,081
Humana	2,311		949,012
Intuitive Surgical	1,598	[f]	926,888
Laboratory Corp. of America Holdings	3,148	[f]	551,907
Medtronic	47,120		4,645,090
Merck & Co.	11,395		919,804
Sarepta Therapeutics	5,775	[d,f]	879,359
Vertex Pharmaceuticals	5,553	[f]	1,599,042
Zoetis	6,726		937,537
		28,690,991
Industrial - 2.4%
Eaton	36,460		3,095,454
Ingersoll Rand	57,185	[f]	1,612,617

Description	Shares		Value ($)
Common Stocks - 60.5% (continued)
Industrial - 2.4% (continued)
Otis Worldwide	7,812		411,302
Rockwell Automation	7,075		1,529,332
Trane Technologies	5,028		453,576
		7,102,281
Information Technology - 5.2%
International Business Machines	6,421		801,983
Microsoft	40,408		7,404,766
Salesforce.com	6,398	[f]	1,118,306
ServiceNow	3,783	[f]	1,467,539
Splunk	9,837	[d,f]	1,828,108
Visa, Cl. A	15,583	[d]	3,042,425
		15,663,127
Insurance - 3.3%
American International Group	49,979		1,502,369
Assurant	10,989		1,127,252
Berkshire Hathaway, Cl. B	28,354	[f]	5,261,935
Chubb	10,780		1,314,513
Willis Towers Watson	3,577		725,773
		9,931,842
Internet Software & Services - 6.4%
Alphabet, Cl. A	1,049	[f]	1,503,763
Alphabet, Cl. C	4,788	[f]	6,841,669
Amazon.com	1,678	[f]	4,098,297
Pinterest, Cl. A	35,519	[d,f]	720,681
Proofpoint	27,103	[f]	3,151,266
Shopify, Cl. A	1,783	[f]	1,351,157
Twitter	41,537	[f]	1,286,401
		18,953,234
Metals & Mining - .8%
Freeport-McMoRan	132,111		1,198,247
Louisiana-Pacific	32,794		774,266
Newmont	5,313		310,651
		2,283,164
Real Estate - .1%
Weyerhaeuser	18,356	[g]	370,608
Retailing - .4%
Lowe's	8,303		1,082,296
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices	62,964	[f]	3,387,463
Applied Materials	52,424		2,945,180
Intel	68,518		4,311,838
Microchip Technology	4,154	[d]	398,867
Micron Technology	12,308	[f]	589,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares	Value ($)
Common Stocks - 60.5% (continued)
Semiconductors & Semiconductor Equipment - 4.9% (continued)
NVIDIA			8,322	2,954,476
				14,587,500
Technology Hardware & Equipment - 3.6%
Apple			8,080	2,568,955
Cognex			15,336	870,165
Corning			88,258	2,011,400
Qualcomm			5,001	404,481
Western Digital			53,039	2,353,340
Zebra Technologies, Cl. A			9,565	[f] 2,499,526
				10,707,867
Telecommunication Services - 1.2%
AT&T			29,717	917,067
Cisco Systems			55,248	2,641,959
				3,559,026
Transportation - .9%
Union Pacific			15,176	2,577,795
Utilities - 1.9%
Clearway Energy, Cl. C			36,125	791,499
PPL			178,678	4,992,263
				5,783,762
Total Common Stocks (cost $159,569,616)			180,327,319
	Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments - 1.7%
U.S. Government Securities
U.S. Treasury Bills (cost $5,098,971)	0.12	7/30/2020	5,100,000	[h,i] 5,098,893
	1-Day Yield (%)		Shares
Investment Companies - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,098,005)	0.21		14,098,005	[j] 14,098,005

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $186,793)	0.21	186,793	[j] 186,793
Total Investments (cost $261,551,704)		96.5%	287,768,177
Cash and Receivables (Net)		3.5%	10,423,897
Net Assets		100.0%	298,192,074

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $12,233,210 or 4.1% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $6,138,876 and the value of the collateral was $6,242,974, consisting of cash collateral of $186,793 and U.S. Government & Agency securities valued at $6,056,181.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financial	16.5
Consumer, Non-cyclical	13.5
Technology	12.3
Mortgage Securities	11.2
Communications	9.8
Industrial	7.3
Government	5.8
Investment Companies	4.8
Energy	4.3
Consumer, Cyclical	4.0
Utilities	3.2
Basic Materials	2.2
Asset Backed Securities	1.6
Beverages	.0
96.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/19 ($)	Purchases ($)	Sales ($)	Value 5/31/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	19,862,497	28,693,254	(34,457,746)	14,098,005	4.7	138,676
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	369,900	5,584,414	(5,767,521)	186,793.1		-
Total	20,232,397	34,277,668	(40,225,267)	14,284,798	4.8	138,676

STATEMENT OF FUTURES

May 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	23	9/30/2020	5,078,498	5,079,406	908
U.S. Treasury 5 Year Notes	22	9/30/2020	2,759,453	2,763,750	4,297
U.S. Treasury Ultra Long Bond	16	9/21/2020	3,505,176	3,488,500	(16,676)
Futures Short
Ultra 10 Year U.S. Treasury Notes	46	9/21/2020	7,200,009	7,237,094	(37,085)
Gross Unrealized Appreciation				5,205
Gross Unrealized Depreciation				(53,761)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,138,876)—Note 1(c):
Unaffiliated issuers	247,266,906	273,483,379
Affiliated issuers	14,284,798	14,284,798
Cash denominated in foreign currency	2,513	2,436
Receivable for investment securities sold		11,108,611
Dividends, interest and securities lending income receivable		737,138
Receivable for shares of Beneficial Interest subscribed		15,442
Receivable for futures variation margin—Note 4		10,086
Prepaid expenses		55,044
		299,696,934
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		262,981
Cash overdraft due to Custodian		15,500
Payable for investment securities purchased		839,235
Liability for securities on loan—Note 1(c)		186,793
Payable for shares of Beneficial Interest redeemed		95,905
Trustees’ fees and expenses payable		9,245
Other accrued expenses		95,201
		1,504,860
Net Assets ($)		298,192,074
Composition of Net Assets ($):
Paid-in capital		270,333,525
Total distributable earnings (loss)		27,858,549
Net Assets ($)		298,192,074

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	225,765,852	12,184,256	10,759,758	12,731,167	6,378,884	30,372,157
Shares Outstanding	10,481,727	565,965	500,816	589,443	295,613	1,415,521
Net Asset Value Per Share ($)	21.54	21.53	21.48	21.60	21.58	21.46

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	2,029,669
Affiliated issuers	138,676
Interest	1,215,601
Income from securities lending—Note 1(c)	7,120
Total Income	3,391,066
Expenses:
Management fee—Note 3(a)	1,228,427
Shareholder servicing costs—Note 3(c)	442,896
Registration fees	48,325
Distribution fees—Note 3(b)	46,386
Professional fees	44,759
Prospectus and shareholders’ reports	21,060
Trustees’ fees and expenses—Note 3(d)	16,063
Custodian fees—Note 3(c)	10,372
Chief Compliance Officer fees—Note 3(c)	9,767
Loan commitment fees—Note 2	3,811
Miscellaneous	22,641
Total Expenses	1,894,507
Less—reduction in expenses due to undertaking—Note 3(a)	(63,176)
Net Expenses	1,831,331
Investment Income—Net	1,559,735
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,160,743
Net realized gain (loss) on futures	(3,647)
Net Realized Gain (Loss)	4,157,096
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(20,309,333)
Net change in unrealized appreciation (depreciation) on futures	(51,619)
Net Change in Unrealized Appreciation (Depreciation)	(20,360,952)
Net Realized and Unrealized Gain (Loss) on Investments	(16,203,856)
Net (Decrease) in Net Assets Resulting from Operations	(14,644,121)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	1,559,735	4,149,120
Net realized gain (loss) on investments	4,157,096	5,472,327
Net change in unrealized appreciation (depreciation) on investments	(20,360,952)	20,521,113
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,644,121)	30,142,560
Distributions ($):
Distributions to shareholders:
Class A	(8,650,524)	(19,950,316)
Class C	(362,566)	(946,380)
Class I	(428,340)	(1,737,502)
Class J	(510,410)	(1,408,547)
Class Y	(208,849)	(11,223)
Class Z	(1,205,452)	(2,804,517)
Total Distributions	(11,366,141)	(26,858,485)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,326,066	14,503,824
Class C	1,223,135	3,099,072
Class I	1,758,261	4,479,578
Class J	44,951	385,223
Class Y	2,073,458	5,028,578
Class Z	475,491	988,417
Distributions reinvested:
Class A	8,242,182	19,016,184
Class C	325,871	811,640
Class I	398,966	1,662,840
Class J	491,981	1,349,994
Class Y	180,780	10,253
Class Z	1,139,973	2,660,913
Cost of shares redeemed:
Class A	(18,444,904)	(30,597,189)
Class C	(1,195,685)	(3,055,016)
Class I	(1,670,908)	(15,317,742)
Class J	(549,721)	(4,425,117)
Class Y	(830,253)	-
Class Z	(1,620,648)	(4,131,274)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,368,996	(3,529,822)
Total Increase (Decrease) in Net Assets	(24,641,266)	(245,747)
Net Assets ($):
Beginning of Period	322,833,340	323,079,087
End of Period	298,192,074	322,833,340

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	416,526	658,548
Shares issued for distributions reinvested	366,545	950,387
Shares redeemed	(872,849)	(1,392,692)
Net Increase (Decrease) in Shares Outstanding	(89,778)	216,243
Class Ca
Shares sold	56,131	142,922
Shares issued for distributions reinvested	14,577	40,430
Shares redeemed	(57,283)	(140,508)
Net Increase (Decrease) in Shares Outstanding	13,425	42,844
Class I
Shares sold	77,815	204,549
Shares issued for distributions reinvested	17,778	83,510
Shares redeemed	(77,794)	(719,103)
Net Increase (Decrease) in Shares Outstanding	17,799	(431,044)
Class J
Shares sold	2,080	17,332
Shares issued for distributions reinvested	21,797	67,373
Shares redeemed	(24,357)	(199,173)
Net Increase (Decrease) in Shares Outstanding	(480)	(114,468)
Class Y
Shares sold	92,813	229,527
Shares issued for distributions reinvested	8,106	475
Shares redeemed	(35,787)	-
Net Increase (Decrease) in Shares Outstanding	65,132	230,002
Class Z
Shares sold	21,172	44,602
Shares issued for distributions reinvested	50,876	133,597
Shares redeemed	(75,821)	(189,477)
Net Increase (Decrease) in Shares Outstanding	(3,773)	(11,278)

[a]During the period ended May 31, 2020, 1,624 Class C shares representing $34,880 were automatically converted to 1,626 Class A shares and during the period ended November 30, 2019, 3,570 Class C shares representing $78,511 were automatically converted to 3,569 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2020		Year Ended November 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.32	23.22	23.61	21.42	21.35	22.86
Investment Operations:
Investment income—net[a]	.11	.29	.24	.20	.22	.18
Net realized and unrealized gain (loss) on investments	(1.07)	1.76	.50	2.22	1.02	.21
Total from Investment Operations	(.96)	2.05	.74	2.42	1.24	.39
Distributions:
Dividends from investment income—net	(.30)	(.26)	(.20)	(.23)	(.19)	(.18)
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	(.98)	(1.72)
Total Distributions	(.82)	(1.95)	(1.13)	(.23)	(1.17)	(1.90)
Net asset value, end of period	21.54	23.32	23.22	23.61	21.42	21.35
Total Return (%)[b]	(4.26)[c]	10.23	3.24	11.42	6.25	1.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[d]	1.24	1.24	1.26	1.30	1.27
Ratio of net expenses to average net assets	1.20[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	1.00[d]	1.32	1.01	.90	1.09	.86
Portfolio Turnover Rate	45.96[c]	109.36	98.95	97.15	105.77	114.35
Net Assets, end of period ($ x 1,000)	225,766	246,554	240,418	231,677	182,935	185,781

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2020		Year Ended November 30,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.24	23.16	23.52	21.34	21.26	22.77
Investment Operations:
Investment income—net[a]	.03	.12	.05	.03	.07	.02
Net realized and unrealized gain (loss) on investments	(1.08)	1.78	.52	2.22	1.02	.21
Total from Investment Operations	(1.05)	1.90	.57	2.25	1.09	.23
Distributions:
Dividends from investment income—net	(.14)	(.13)	-	(.07)	(.03)	(.02)
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	(.98)	(1.72)
Total Distributions	(.66)	(1.82)	(.93)	(.07)	(1.01)	(1.74)
Net asset value, end of period	21.53	23.24	23.16	23.52	21.34	21.26
Total Return (%)[b]	(4.65)[c]	9.46	2.43	10.62	5.46	1.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01[d]	2.01	1.99	2.02	2.05	2.02
Ratio of net expenses to average net assets	1.95[d]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets	.25[d]	.57	.22	.14	.34	.11
Portfolio Turnover Rate	45.96[c]	109.36	98.95	97.15	105.77	114.35
Net Assets, end of period ($ x 1,000)	12,184	12,838	11,805	23,183	28,203	32,403

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2020		Year Ended November 30,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.29	23.30	23.68	21.49	21.41	22.93
Investment Operations:
Investment income—net[a]	.14	.33	.27	.26	.28	.24
Net realized and unrealized gain (loss) on investments	(1.07)	1.77	.54	2.21	1.02	.20
Total from Investment Operations	(.93)	2.10	.81	2.47	1.30	.44
Distributions:
Dividends from investment income—net	(.36)	(.42)	(.26)	(.28)	(.24)	(.24)
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	(.98)	(1.72)
Total Distributions	(.88)	(2.11)	(1.19)	(.28)	(1.22)	(1.96)
Net asset value, end of period	21.48	23.29	23.30	23.68	21.49	21.41
Total Return (%)	(4.11)[b]	10.55	3.51	11.64	6.57	2.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.00	1.06	1.06	1.02
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.25[c]	1.59	1.22	1.14	1.39	1.11
Portfolio Turnover Rate	45.96[b]	109.36	98.95	97.15	105.77	114.35
Net Assets, end of period ($ x 1,000)	10,760	11,251	21,301	14,476	8,433	4,860

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2020		Year Ended November 30,
Class J Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.41	23.30	23.68	21.49	21.41	22.93
Investment Operations:
Investment income—net[a]	.14	.35	.29	.26	.27	.24
Net realized and unrealized gain (loss) on investments	(1.07)	1.76	.51	2.21	1.03	.20
Total from Investment Operations	(.93)	2.11	.80	2.47	1.30	.44
Distributions:
Dividends from investment income—net	(.36)	(.31)	(.25)	(.28)	(.24)	(.24)
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	(.98)	(1.72)
Total Distributions	(.88)	(2.00)	(1.18)	(.28)	(1.22)	(1.96)
Net asset value, end of period	21.60	23.41	23.30	23.68	21.49	21.41
Total Return (%)	(4.15)[b]	10.55	3.46	11.69	6.56	2.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[c]	1.00	.99	1.00	1.04	1.00
Ratio of net expenses to average net assets	.95[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.25[c]	1.58	1.25	1.15	1.34	1.11
Portfolio Turnover Rate	45.96[b]	109.36	98.95	97.15	105.77	114.35
Net Assets, end of period ($ x 1,000)	12,731	13,810	16,415	18,203	17,725	17,879

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2020	Year Ended November 30,
Class Y Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	23.39	23.31	23.69	21.47	20.89
Investment Operations:
Investment income—net[b]	.14	.35	. 29.26		.04
Net realized and unrealized gain (loss) on investments	(1.07)	1.75	.52	2.24	.54
Total from Investment Operations	(.93)	2.10	.81	2.50	.58
Distributions:
Dividends from investment income—net	(.36)	(.33)	(.26)	(.28)	-
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	-
Total Distributions	(.88)	(2.02)	(1.19)	(.28)	-
Net asset value, end of period	21.58	23.39	23.31	23.69	21.47
Total Return (%)	(4.13)[c]	10.51	3.52	11.74	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.96	1.09	.93	1.08[d]
Ratio of net expenses to average net assets	.95[d]	.95	.95	.93	.95[d]
Ratio of net investment income to average net assets	1.27[d]	1.49	1.26	1.17	1.00[d]
Portfolio Turnover Rate	45.96[c]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	6,379	5,392	11	11	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2020		Year Ended November 30,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.24	23.16	23.54	21.36	21.29	22.81
Investment Operations:
Investment income—net[a]	.13	.32	.28	.24	.26	.22
Net realized and unrealized gain (loss) on investments	(1.06)	1.75	.50	2.21	1.01	.21
Total from Investment Operations	(.93)	2.07	.78	2.45	1.27	.43
Distributions:
Dividends from investment income—net	(.33)	(.30)	(.23)	(.27)	(.22)	(.23)
Dividends from net realized gain on investments	(.52)	(1.69)	(.93)	-	(.98)	(1.72)
Total Distributions	(.85)	(1.99)	(1.16)	(.27)	(1.20)	(1.95)
Net asset value, end of period	21.46	23.24	23.16	23.54	21.36	21.29
Total Return (%)	(4.14)[b]	10.41	3.44	11.59	6.51	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[c]	1.11	1.07	1.10	1.13	1.12
Ratio of net expenses to average net assets	1.02[c]	1.05	1.01	1.02	1.02	1.03
Ratio of net investment income to average net assets	1.22[c]	1.47	1.19	1.08	1.27	1.03
Portfolio Turnover Rate	45.96[b]	109.36	98.95	97.15	105.77	114.35
Net Assets, end of period ($ x 1,000)	30,372	32,989	33,129	35,416	34,868	37,073

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	4,748,608	-	4,748,608
Collateralized Municipal-Backed Securities	-	2,178,390	-	2,178,390
Commercial Mortgage-Backed	-	6,149,866	-	6,149,866
Corporate Bonds	-	39,354,776	-	39,354,776

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Equity Securities― Common Stocks	180,327,319	-	-	180,327,319
Foreign Governmental	-	441,623	-	441,623
Investment Companies	14,284,798	-	-	14,284,798
Municipal Securities	-	2,402,083	-	2,402,083
U.S. Government Agencies	-	1,064,234	-	1,064,234
U.S. Government Agencies Mortgage-Backed	-	24,945,878	-	24,945,878
U.S. Treasury Securities	-	11,870,602	-	11,870,602
Other Financial Instruments:
Futures††	5,205	-	-	5,205
Liabilities ($)
Other Financial Instruments:
Futures††	(53,761)	-	-	(53,761)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2020, The Bank of New York Mellon earned $1,529 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was as follows: ordinary income $6,985,498 and long-term capital gains $19,872,987. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2019 through March 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after March 31, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $63,176 during the period ended May 31, 2020.

During the period ended May 31, 2020, the Distributor retained $5,958 from commissions earned on sales of the fund’s Class A shares and $6,566 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2020, Class C shares were charged $46,386 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2020, Class A and Class C shares were charged $292,689 and $15,462, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2020, Class Z shares were charged $11,347 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $36,913 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $10,372 pursuant to the custody agreement.

During the period ended May 31, 2020, the fund was charged $9,767 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $196,706, Distribution Plan fees of $7,526, Shareholder Services Plan fees of $51,049, custodian fees of $10,000, Chief Compliance Officer fees of $3,756 and transfer agency fees of $18,768, which are offset against an expense reimbursement currently in effect in the amount of $24,824.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures during the period ended May 31, 2020, amounted to $130,763,094 and $154,010,028, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2020:

Average Market Value ($)
Interest rate futures	9,725,171

At May 31, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $26,167,917, consisting of $37,939,288 gross unrealized appreciation and $11,771,371 gross unrealized depreciation.

At May 31, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds (the “Performance Group”) and with a broader group of retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the five-year period when performance was slightly above the Performance Group median, and was above the Performance Universe median for all periods, except the one- and three-year periods when performance was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were higher than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other similar types of client portfolios that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

NOTES

For More Information

BNY Mellon Balanced Opportunity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6000SA0520

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)